Loans (Tables)	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Schedule Of Loan Portfolio Segments

	December 31,	December 31,
	2013	2012

Commercial	$37,526	$25,408
Real estate:
Single-family residential	32,219	43,058
Multi-family residential	32,197	21,576
Commercial	83,752	54,291
Construction	11,465	14
Consumer:
Home equity lines of credit	14,851	12,963
Other	860	970
Subtotal	212,870	158,280
Less: ALLL	(5,729)	(5,237)

Loans, net	$207,141	$153,043

Activity in ALLL by portfolio segment

	December 31, 2013
		Real Estate				Consumer
		Single-	Multi-			Home Equity
	Commercial	family	family	Commercial	Construction	lines of credit	Other	Total

Beginning balance	$1,311	$332	$1,396	$1,946	$-	$241	$11	$5,237
Addition to (reduction in) provision for loan losses	407	(51)	(163)	319	119	(114)	(21)	496
Charge-offs	-	(164)	(59)	(6)	-	(17)	(6)	(252)
Recoveries	41	3	88	66	-	29	21	248
Ending balance	$1,759	$120	$1,262	$2,325	$119	$139	$5	$5,729

	December 31, 2012
		Real Estate				Consumer
		Single-	Multi-			Home Equity
	Commercial	family	family	Commercial	Construction	lines of credit	Other	Total

Beginning balance	$2,281	$207	$1,470	$1,863	$-	$272	$17	$6,110
Addition to (reduction in) provision for loan losses	(1,251)	180	700	1,412	-	78	10	1,129
Charge-offs	(99)	(64)	(796)	(1,467)	-	(126)	(39)	(2,591)
Recoveries	380	9	22	138	-	17	23	589
Ending balance	$1,311	$332	$1,396	$1,946	$-	$241	$11	$5,237

	December 31, 2011
		Real Estate				Consumer
		Single-	Multi-			Home Equity
	Commercial	family	family	Commercial	Construction	lines of credit	Other	Total

Beginning balance	$1,879	$241	$2,520	$4,719	$74	$303	$22	$9,758
Addition to (reduction in) provision for loan losses	1,481	83	2,108	(406)	(74)	183	-	3,375
Charge-offs	(1,296)	(124)	(3,167)	(2,652)	-	(241)	(18)	(7,498)
Recoveries	214	7	9	202	-	27	13	472
Reclass of ALLL on loan-related commitments (1)	3	-	-	-	-	-	-	3
Ending balance	$2,281	$207	$1,470	$1,863	$-	$272	$17	$6,110

Balance in ALLL and recorded investment in loans by portfolio segment and based on impairment method

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2013:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$532	$-	$402	$191	$-	$-	$-	$1,125
Collectively evaluated for impairment	1,227	120	860	2,134	119	139	5	4,604
Total ending allowance balance	$1,759	$120	$1,262	$2,325	$119	$139	$5	$5,729

Loans:
Individually evaluated for impairment	$992	$317	$1,759	$5,845	$-	$-	$-	$8,913
Collectively evaluated for impairment	36,534	31,902	30,438	77,907	11,465	14,851	860	203,957
Total ending loan balance	$37,526	$32,219	$32,197	$83,752	$11,465	$14,851	$860	$212,870

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$609	$71	$24	$126	$-	$-	$-	$830
Collectively evaluated for impairment	702	261	1,372	1,820	-	241	11	4,407
Total ending allowance balance	$1,311	$332	$1,396	$1,946	$-	$241	$11	$5,237

Loans:
Individually evaluated for impairment	1,091	129	2,167	6,467	-	-	-	9,854
Collectively evaluated for impairment	24,317	42,929	19,409	47,824	14	12,963	970	148,426
Total ending loan balance	$25,408	$43,058	$21,576	$54,291	$14	$12,963	$970	$158,280

Individually evaluated for impairment by class of loans

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$135	$120	$-	$292	$-
Real estate:
Single-family residential	352	191	-	-	-
Multi-family residential	-	-	-	185	-
Commercial:
Non-owner occupied	2,022	1,453	-	1,895	-
Owner occupied	2,021	1,070	-	1,392	-
Land	-	-	-	423	-
Construction	-	-	-	-	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	-
Purchased for portfolio	-	-	-	-	-
Other	-	-	-	-	-
Total with no allowance recorded	4,530	2,834	-	4,187	-

With an allowance recorded:
Commercial	872	872	532	815	26
Real estate:
Single-family residential	126	126	-	454	8
Multi-family residential	1,759	1,759	402	1,880	4
Commercial:
Non-owner occupied	2,158	2,158	46	2,191	139
Owner occupied	397	397	7	162	24
Land	812	767	138	370	22
Construction
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-
Purchased for portfolio	-	-	-	-
Other	-	-	-	-
Total with an allowance recorded	6,124	6,079	1,125	5,872	223
Total	$10,654	$8,913	$1,125	$10,059	$223

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2012. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs and includes accrued interest.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$136	$121	$-	$503	$-
Real estate:
Single-family residential	-	-	-	-	-
Multi-family residential	2,001	1,879	-	2,223	-
Commercial:
Non-owner occupied	3,000	2,195	-	1,819	-
Owner occupied	2,195	1,244	-	1,258	-
Land	-	-	-	-	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-
Purchased for portfolio	-	-	-	-
Other	-	-	-	-
Total with no allowance recorded	7,332	5,439	-	5,803	-

With an allowance recorded:
Commercial	970	970	609	658	5
Real estate:
Single-family residential	129	129	71	129	2
Multi-family residential	288	288	24	1,975	1
Commercial:
Non-owner occupied	2,239	2,239	105	2,650	56
Owner occupied	396	396	7	397	6
Land	438	393	14	396	6
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-
Purchased for portfolio	-	-	-	-
Total with an allowance recorded	4,460	4,415	830	6,205	76
Total	$11,792	$9,854	$830	$12,008	$76

Recorded investment in nonaccrual loans by class of loans

	December 31,	December 31,
	2013	2012
Nonaccrual loans:
Commercial	$563	$714
Real estate:
Single-family residential	479	113
Multi-family residential	1,701	2,082
Commercial:
Non-owner occupied	1,453	2,195
Owner occupied	1,070	1,243
Land	420	-
Consumer:
Home equity lines of credit:
Originated for portfolio	52	-
Purchased for portfolio	-	9
Total nonaccrual and nonperforming loans	$5,738	$6,356

Aging of recorded investment in past due loans by class of loans

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due

Commercial	$-	$-	$121	$121	$37,405	$442
Real estate:
Single-family residential	352	268	247	867	31,352	232
Multi-family residential	-	-	-	-	32,197	1,701
Commercial:
Non-owner occupied	-	-	923	923	42,199	530
Owner occupied	-	-	-	-	35,202	1,070
Land	-	-	420	420	5,008	-
Construction	-	-	-	-	11,465	-
Consumer:
Home equity lines of credit:
Originated for portfolio	52	-	-	52	12,930	52
Purchased for portfolio	123	-	-	123	1,746	-
Other	2	11	-	13	847	-
Total	$529	$279	$1,711	$2,519	$210,351	$4,027

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2012:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due

Commercial	$-	$65	$121	$186	$25,222	$593
Real estate:
Single-family residential	1,105	122	74	1,301	41,757	39
Multi-family residential	-	-	-	-	21,576	2,082
Commercial:
Non-owner occupied	40	-	1,611	1,651	28,299	583
Owner occupied	-	-	-	-	19,774	1,244
Land	-	-	-	-	4,568	-
Construction	-	-	-	-	14	-
Consumer:
Home equity lines of credit:
Originated for portfolio	20	-	-	20	10,699	-
Purchased for portfolio	-	-	9	9	2,235	-
Other	18	-	-	18	951	-
Total	$1,183	$187	$1,815	$3,185	$155,095	$4,541

Loans modified as TDRs by class of loans

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial	1	$126	$126
Real estate:
Single-family residential	1	346	350
Multi-family residential	1	1,760	1,701
Commercial:
Non-owner occupied	-	-	-
Owner occupied	1	237	239
Land	-	-	-
Construction	-	-	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-
Purchased for portfolio	-	-	-
Other	-	-	-
	4	$2,469	$2,416

The TDRs described above resulted in charge-offs of $220 during the year ended December 31, 2013.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2012:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial	2	$319	$319
Real estate:
Single-family residential	1	132	138
Multi-family residential	1	2,017	203
Commercial:
Non-owner occupied	1	478	428
Owner occupied	-	-	-
Land	-	-	-
Construction	-	-	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-
Purchased for portfolio	-	-	-
Other	-	-	-
	5	$2,946	$1,088

Schedule of Debtor Troubled Debt Restructuring, Subsequent Periods

	2013	2012
Commercial	$442	$528
Real estate:
Single-family residential	190	-
Multi-family residential	1,701	2,082
Commercial:
Non-owner occupied	-	388
Owner occupied	238	288
Total	$2,571	$3,286

Financing Receivable Credit Quality Indicators

	Not Rated	Pass	Special Mention	Substandard	Total

Commercial	$228	$35,424	$921	$953	$37,526
Real estate:
Single-family residential	31,685	-	-	534	32,219
Multi-family residential	-	29,667	-	2,530	32,197
Commercial:
Non-owner occupied	3,170	34,834	556	4,561	43,121
Owner occupied	-	31,489	1,045	2,669	35,203
Land	87	2,023	-	3,318	5,428
Construction	2,115	9,350	-	-	11,465
Consumer:
Home equity lines of credit:
Originated for portfolio	12,828	-	-	154	12,982
Purchased for portfolio	1,285	-	414	170	1,869
Other	860	-	-	-	860
	$52,258	$142,787	$2,936	$14,889	$212,870

The recorded investment in loans by risk category and class of loans as of December 31, 2012 follows:

	Not Rated	Pass	Special Mention	Substandard	Total

Commercial	$285	$21,013	$2,637	$1,473	$25,408
Real estate:
Single-family residential	42,945	-	-	113	43,058
Multi-family residential	-	12,846	5,790	2,939	21,575
Commercial:
Non-owner occupied	322	21,147	2,995	5,486	29,950
Owner occupied	-	16,385	762	2,627	19,774
Land	119	987	434	3,028	4,568
Construction	-	14	-	-	14
Consumer:
Home equity lines of credit:
Originated for portfolio	10,719	-	-	-	10,719
Purchased for portfolio	1,800	-	435	9	2,244
Other	970	-	-	-	970
	$57,160	$72,392	$13,053	$15,675	$158,280